UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011*

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Target Return Fund

1/31/11
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 87.6%
Aerospace – 2.3%
BE Aerospace, Inc. (a)	800	$30,952
Boeing Co.	690	47,941
Cobham PLC	41,258	138,787
Goodrich Corp.	6,750	611,685
Honeywell International, Inc.	9,960	557,860
Lockheed Martin Corp.	11,036	878,466
Moog, Inc., “A” (a)	3,080	131,331
Northrop Grumman Corp.	11,989	830,838
Precision Castparts Corp.	2,600	371,774
Spirit AeroSystems Holdings, Inc., “A” (a)	1,170	27,635
United Technologies Corp.	8,520	692,676

		$4,319,945

Airlines – 0.3%
Copa Holdings S.A., “A”	3,940	$221,625
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,690	88,353
Qantas Airways Ltd. (a)	19,852	47,402
Southwest Airlines Co.	1,940	22,989
United Continental Holdings, Inc. (a)	7,860	199,644

		$580,013

Alcoholic Beverages – 0.6%
Companhia de Bebidas das Americas, ADR	850	$22,695
Diageo PLC	16,872	324,857
Heineken N.V.	12,383	623,321
Pernod Ricard S.A.	1,847	176,082

		$1,146,955

Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	1,686	$91,712
Hanesbrands, Inc. (a)	2,070	47,651
Li & Fung Ltd.	54,000	351,413
LVMH Moet Hennessy Louis Vuitton S.A.	3,955	617,579
NIKE, Inc., “B”	2,130	175,682
Pandora A/S (a)	1,130	72,123
Phillips-Van Heusen Corp.	2,840	165,771
Swatch Group Ltd.	237	95,051

		$1,616,982

Automotive – 1.2%
Bayerische Motoren Werke AG	3,403	$261,289
BorgWarner Transmission Systems, Inc. (a)	1,160	78,184
DENSO Corp.	5,900	216,698
Ford Motor Co. (a)	9,400	149,930
Geely Automobile Holdings Ltd.	290,000	135,657
General Motors Co. (a)	6,330	230,982
Harley-Davidson, Inc.	1,510	59,872
Honda Motor Co. Ltd.	7,000	295,690
Johnson Controls, Inc.	13,320	511,355
Lear Corp. (a)	860	90,842
TRW Automotive Holdings Corp. (a)	2,890	172,417
USS Co. Ltd.	1,050	84,369

		$2,287,285

Biotechnology – 0.8%
Abcam PLC	22,427	$120,797
Actelion Ltd. (a)	742	40,126

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – continued
Alexion Pharmaceuticals, Inc. (a)	3,160	$264,871
Alimera Sciences, Inc. (a)	810	8,092
Amgen, Inc. (a)	10,580	582,746
Anacor Pharmaceuticals, Inc. (a)	4,330	33,428
Gen-Probe, Inc. (a)	4,090	257,220
Gilead Sciences, Inc. (a)	5,520	211,858
Lonza Group AG	843	66,395
Pacific Biosciences of California, Inc. (a)	1,700	26,860

		$1,612,393

Broadcasting – 1.4%
CBS Corp., “B”	15,890	$315,099
Discovery Communications, Inc., “A” (a)	6,100	237,900
Fuji Television Network, Inc.	53	82,264
Interpublic Group of Cos., Inc. (a)	19,450	207,921
Nippon Television Network Corp.	810	128,089
Omnicom Group, Inc.	2,945	132,172
Publicis Groupe	6,249	321,613
QuinStreet, Inc. (a)	3,240	72,932
Rightmove PLC	10,438	139,780
Viacom, Inc., “B”	7,120	295,836
Vivendi S.A.	4,219	120,930
Walt Disney Co.	13,500	524,745

		$2,579,281

Brokerage & Asset Managers – 1.9%
Aberdeen Asset Management PLC	63,437	$226,097
Affiliated Managers Group, Inc. (a)	6,270	638,474
Blackrock, Inc.	888	175,842
BM&F Bovespa S.A.	42,600	297,723
Charles Schwab Corp.	2,410	43,501
CME Group, Inc.	510	157,366
Daiwa Securities Group, Inc.	29,000	142,753
Deutsche Boerse AG	3,337	252,932
Evercore Partners, Inc.	1,500	48,450
Franklin Resources, Inc.	1,120	135,128
GFI Group, Inc.	36,290	185,805
ICAP PLC	8,449	72,610
IG Group Holdings PLC	25,965	187,996
IntercontinentalExchange, Inc. (a)	1,000	120,490
Invesco Ltd.	490	12,123
Lazard Ltd.	3,410	142,265
NASDAQ OMX Group, Inc. (a)	9,366	229,280
Nomura Holdings, Inc.	30,100	182,516
Schroders PLC	3,336	96,348
Stifel Financial Corp. (a)	1,563	100,282
TD AMERITRADE Holding Corp.	4,110	83,926
Van Lanschot N.V. (a)	263	10,659

		$3,542,566

Business Services – 3.0%
Accenture Ltd., “A”	21,750	$1,119,473
Amadeus Holdings AG (a)	14,735	309,072
Bunzl PLC	7,740	94,289
Calix, Inc. (a)	1,220	19,886
Capita Group PLC	8,692	94,539

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Cielo S.A.	19,897	$147,650
Cognizant Technology Solutions Corp., “A” (a)	6,230	454,479
Compass Group PLC	31,080	276,558
Concur Technologies, Inc. (a)	4,970	253,619
Constant Contact, Inc. (a)	4,950	138,550
CoStar Group, Inc. (a)	2,440	137,323
Dun & Bradstreet Corp.	3,110	264,195
Equinix, Inc. (a)	640	56,589
FleetCor Technologies, Inc. (a)	6,850	205,500
Gartner, Inc. (a)	2,020	71,548
Hays PLC	55,906	108,449
Infosys Technologies Ltd., ADR	1,130	76,512
Intertek Group PLC	10,102	281,079
Michael Page International PLC	15,442	132,707
Mitsubishi Corp.	8,300	230,502
MSCI, Inc., “A” (a)	9,830	336,481
Nomura Research Institute Ltd.	13,600	296,084
Sodexo	2,218	152,659
Ultimate Software Group, Inc. (a)	1,800	87,480
Verisk Analytics, Inc., “A” (a)	9,480	320,708
Western Union Co.	4,150	84,162

		$5,750,093

Cable TV – 0.7%
Comcast Corp., “Special A”	8,090	$173,450
DIRECTV, “A” (a)	11,785	499,566
Dish Network Corp., “A” (a)	2,040	43,064
Time Warner Cable, Inc.	5,212	353,530
Virgin Media, Inc.	7,060	177,630

		$1,247,240

Chemicals – 1.6%
3M Co.	4,390	$385,969
Celanese Corp.	11,310	469,252
E.I. du Pont de Nemours & Co.	12,359	626,354
Ecolab, Inc.	5,980	297,146
Givaudan S.A.	134	132,722
LyondellBasell Industries N.V., “A” (a)	1,080	38,815
Monsanto Co.	7,040	516,595
Nalco Holding Co.	2,430	74,018
Nufarm Ltd. (a)	35,114	183,013
PPG Industries, Inc.	3,987	336,024

		$3,059,908

Computer Software – 3.2%
Akamai Technologies, Inc. (a)	1,510	$72,963
ANSYS, Inc. (a)	1,410	73,955
Ariba, Inc. (a)	4,380	123,034
Autodesk, Inc. (a)	13,940	567,079
Autonomy Corp. PLC (a)	9,111	218,333
Blackboard, Inc. (a)	5,360	208,290
Check Point Software Technologies Ltd. (a)	6,280	279,774
CommVault Systems, Inc. (a)	1,800	55,602
Dassault Systemes S.A.	2,318	182,043
Intuit, Inc. (a)	13,606	638,530
Microsoft Corp.	8,900	246,753

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
MicroStrategy, Inc., “A” (a)	380	$40,417
Nuance Communications, Inc. (a)	9,250	188,053
OBIC Co. Ltd.	960	184,327
Oracle Corp.	56,580	1,812,257
Parametric Technology Corp. (a)	11,750	261,203
Red Hat, Inc. (a)	2,720	112,390
Salesforce.com, Inc. (a)	240	30,994
SAP AG	1,825	105,495
SolarWinds, Inc. (a)	3,310	62,559
SuccessFactors, Inc. (a)	5,390	156,957
Symantec Corp. (a)	1,680	29,585
VeriSign, Inc.	13,700	461,005

		$6,111,598

Computer Software - Systems – 4.1%
Acer, Inc.	185,633	$504,346
Acer, Inc., GDR	8,904	118,156
Apple, Inc. (a)	7,890	2,677,235
Aruba Networks, Inc. (a)	2,820	60,771
Asustek Computer, Inc.	5,000	44,900
DemandTec, Inc. (a)	2,450	29,523
EMC Corp. (a)	25,190	626,979
Hewlett-Packard Co.	7,654	349,711
International Business Machines Corp.	8,489	1,375,218
IntraLinks Holdings, Inc. (a)	3,060	61,934
Konica Minolta Holdings, Inc.	70,000	673,496
MICROS Systems, Inc. (a)	4,300	196,682
NICE Systems Ltd., ADR	5,770	188,794
PROS Holdings, Inc. (a)	4,040	40,319
Qlik Technologies, Inc. (a)	2,840	65,916
Ricoh Co. Ltd.	10,000	142,085
SciQuest, Inc. (a)	4,590	61,644
Venture Corp. Ltd.	11,000	83,533
Verifone Systems, Inc. (a)	7,040	281,178
Wincor Nixdorf AG	1,166	89,033
Xerox Corp.	6,960	73,915

		$7,745,368

Conglomerates – 0.2%
Alfa S.A.B de C.V.	15,314	$166,786
Hutchison Whampoa Ltd.	14,000	164,008

		$330,794

Construction – 1.6%
Beacon Roofing Supply, Inc. (a)	7,630	$138,561
Bellway PLC	11,520	113,025
China Shanshui Cement Group Ltd.	130,000	101,968
Corporacion GEO S.A.B. de C.V. (a)	44,143	151,375
Geberit AG	1,615	340,792
NVR, Inc. (a)	554	423,810
Owens Corning (a)	19,940	667,392
Pulte Homes, Inc. (a)	14,250	112,433
Sherwin-Williams Co.	4,990	422,803
Stanley Black & Decker, Inc.	6,274	455,994
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	18,240	44,145

		$2,972,298

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Avon Products, Inc.	15,510	$439,088
Beiersdorf AG	1,189	65,149
Christian Dior S.A.	1,154	158,553
Energizer Holdings, Inc. (a)	3,410	248,043
Henkel KGaA, IPS	6,263	381,930
Hypermarcas S.A. (a)	5,000	59,510
International Flavors & Fragrances, Inc.	860	49,063
Kao Corp.	10,900	284,386
Kimberly-Clark Corp.	1,406	91,010
Kimberly-Clark de Mexico S.A. de C.V., “A”	9,800	54,134
Kose Corp.	2,500	63,627
Newell Rubbermaid, Inc.	5,910	113,768
Procter & Gamble Co.	10,292	649,734
Reckitt Benckiser Group PLC	9,788	532,299
Uni-Charm Corp.	1,900	73,441

		$3,263,735

Consumer Services – 0.4%
Anhanguera Educacional Participacoes S.A.	6,400	$135,721
H&R Block, Inc.	3,980	49,830
ITT Educational Services, Inc. (a)	858	56,491
Monster Worldwide, Inc. (a)	10,020	166,833
Priceline.com, Inc. (a)	150	64,278
Sotheby’s	6,155	248,047

		$721,200

Containers – 0.3%
Ball Corp.	2,620	$186,361
Brambles Ltd.	12,359	88,713
Crown Holdings, Inc. (a)	1,480	49,373
Graham Packaging Co., Inc. (a)	6,380	111,203
Owens-Illinois, Inc. (a)	1,410	41,581
Smurfit Kappa Group PLC (a)	3,229	38,595

		$515,826

Electrical Equipment – 1.9%
Acuity Brands, Inc.	1,350	$74,520
AMETEK, Inc.	7,855	320,327
Danaher Corp.	26,550	1,222,893
General Electric Co.	24,370	490,812
Legrand S.A.	4,316	173,821
Mettler-Toledo International, Inc. (a)	620	92,498
Schneider Electric S.A.	3,625	565,305
Sensata Technologies Holding B.V. (a)	4,140	130,451
Siemens AG	3,449	442,139
Spectris PLC	4,504	97,399

		$3,610,165

Electronics – 2.7%
Advanced Micro Devices, Inc. (a)	29,129	$228,080
Aeroflex Holding Corp. (a)	2,370	37,185
Agilent Technologies, Inc. (a)	1,440	60,235
ARM Holdings PLC	24,686	204,043
ASML Holding N.V.	5,000	210,050
Broadcom Corp., “A”	1,210	54,559
Cavium Networks, Inc. (a)	270	10,676

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Corning, Inc.	1,510	$33,537
DynaVox, Inc., “A” (a)	5,400	28,350
Fabrinet (a)	3,110	74,485
First Solar, Inc. (a)	1,310	202,500
Halma PLC	13,319	72,091
Hittite Microwave Corp. (a)	2,740	163,797
Hoya Corp.	3,500	82,290
Infineon Technologies AG (a)	9,235	97,625
Intel Corp.	33,660	722,344
Jabil Circuit, Inc.	4,290	86,701
JDS Uniphase Corp. (a)	2,250	38,183
Lam Research Corp. (a)	2,480	123,727
Linear Technology Corp.	4,730	164,557
Microchip Technology, Inc.	9,750	355,583
Monolithic Power Systems, Inc. (a)	3,800	55,746
National Semiconductor Corp.	1,650	25,014
NetLogic Microsystems, Inc. (a)	2,780	96,911
PMC-Sierra, Inc. (a)	15,210	118,942
Samsung Electronics Co. Ltd.	516	453,405
Samsung Electronics Co. Ltd., GDR	263	114,905
SanDisk Corp. (a)	2,580	117,055
Semtech Corp. (a)	3,010	65,723
Siliconware Precision Industries Co. Ltd., ADR	30,424	210,838
Stratasys, Inc. (a)	1,220	40,297
Taiwan Semiconductor Manufacturing Co. Ltd.	57,654	150,804
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,542	412,254
Teradyne, Inc. (a)	11,010	183,647
Tokyo Electron Ltd.	1,500	97,472

		$5,193,611

Energy - Independent – 2.5%
Anadarko Petroleum Corp.	150	$11,562
Apache Corp.	3,940	470,278
Bankers Petroleum Ltd. (a)	23,380	194,726
Cabot Oil & Gas Corp.	1,300	54,119
Cairn Energy PLC (a)	17,562	116,550
Concho Resources, Inc. (a)	2,010	193,461
CONSOL Energy, Inc.	1,740	86,478
CVR Energy, Inc. (a)	2,610	45,205
Denbury Resources, Inc. (a)	2,540	51,689
EOG Resources, Inc.	1,040	110,646
EQT Corp.	2,570	123,848
Forest Oil Corp. (a)	2,620	101,656
Frontier Oil Corp. (a)	1,920	39,936
INPEX Corp.	78	508,655
MEG Energy Corp. (a)	2,478	110,271
Newfield Exploration Co. (a)	6,100	446,337
Niko Resources Ltd.	909	88,508
Noble Energy, Inc.	2,490	226,839
Occidental Petroleum Corp.	6,740	651,623
Petrohawk Energy Corp. (a)	6,310	126,516
Plains Exploration & Production Co. (a)	2,170	76,818
QEP Resources, Inc.	12,312	500,360
Southwestern Energy Co. (a)	2,430	95,985
Ultra Petroleum Corp. (a)	3,120	148,918

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Whiting Petroleum Corp. (a)	1,950	$246,246

		$4,827,230

Energy - Integrated – 4.1%
BG Group PLC	12,045	$270,313
BP PLC	89,223	692,957
BP PLC, ADR	3,010	142,885
Chevron Corp.	19,675	1,867,748
China Petroleum & Chemical Corp.	150,000	165,263
ConocoPhillips	2,270	162,214
Exxon Mobil Corp. (s)	26,304	2,122,207
Hess Corp.	7,896	664,212
Marathon Oil Corp.	8,130	371,541
OAO Gazprom, ADR	4,780	126,479
Petroleo Brasileiro S.A., ADR	2,300	84,479
Royal Dutch Shell PLC, “A”	28,120	990,293
Suncor Energy, Inc.	4,448	184,165
TOTAL S.A., ADR	1,420	83,453

		$7,928,209

Engineering - Construction – 0.9%
Downer EDI Ltd.	39,524	$152,173
Fluor Corp.	12,820	887,016
JGC Corp.	18,000	441,189
Keppel Corp. Ltd.	17,000	156,298
Outotec Oyj	1,633	91,669

		$1,728,345

Food & Beverages – 3.1%
Archer Daniels Midland Co.	3,670	$119,899
Barry Callebaut AG	47	37,615
Britvic PLC	9,943	71,449
Bunge Ltd.	5,660	385,276
Coca-Cola Co.	5,030	316,134
Coca-Cola Hellenic Bottling Co. S.A.	2,074	61,080
Dr Pepper Snapple Group, Inc.	21,099	747,537
General Mills, Inc.	16,950	589,521
Green Mountain Coffee Roasters, Inc. (a)	2,260	75,891
Groupe Danone	12,602	759,005
J.M. Smucker Co.	2,805	174,359
Kellogg Co.	1,970	99,091
Kerry Group PLC	5,667	183,655
McCormick & Co., Inc.	810	35,802
Mead Johnson Nutrition Co., “A”	5,790	335,646
Metro, Inc., “A”	540	23,324
Nestle S.A.	23,413	1,266,137
PepsiCo, Inc. (s)	9,450	607,730
Ralcorp Holdings, Inc. (a)	1,010	61,812
Tyson Foods, Inc., “A”	2,720	44,744

		$5,995,707

Food & Drug Stores – 1.0%
CVS Caremark Corp.	1,680	$57,456
Dairy Farm International Holdings Ltd.	10,800	97,740
Kroger Co.	9,060	193,884
Lawson, Inc.	10,400	518,860

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Tesco PLC	46,930	$302,729
Walgreen Co.	12,970	524,507
Whole Foods Market, Inc.	2,638	136,411

		$1,831,587

Forest & Paper Products – 0.1%
Universal Forest Products, Inc.	2,560	$93,952

Gaming & Lodging – 1.1%
Ameristar Casinos, Inc.	2,860	$43,930
Carnival Corp.	3,070	137,260
International Game Technology	1,670	28,674
Las Vegas Sands Corp. (a)	12,300	571,827
Marriott International, Inc., “A”	4,390	173,361
Morgans Hotel Group Co. (a)	6,560	59,270
Pinnacle Entertainment, Inc. (a)	5,310	80,075
Royal Caribbean Cruises Ltd. (a)	14,990	673,051
Sands China Ltd. (a)	120,400	298,041
Wynn Resorts Ltd.	380	44,205

		$2,109,694

General Merchandise – 1.0%
Costco Wholesale Corp.	1,990	$142,962
Daiei, Inc. (a)	6,100	22,257
Dollar General Corp. (a)	8,350	232,214
Dunelm Group PLC	14,985	112,193
Family Dollar Stores, Inc.	613	26,040
Kohl’s Corp. (a)	6,640	337,179
Macy’s, Inc.	23,425	542,289
Target Corp.	9,180	503,339

		$1,918,473

Health Maintenance Organizations – 0.4%
Aetna, Inc.	5,400	$177,876
Humana, Inc. (a)	8,536	494,832
UnitedHealth Group, Inc.	3,455	141,828

		$814,536

Insurance – 3.9%
ACE Ltd.	3,530	$217,413
Admiral Group PLC	7,753	204,047
Aflac, Inc.	11,910	685,778
Allied World Assurance Co.	9,640	581,581
Allstate Corp.	2,150	66,951
Amlin PLC	34,547	216,044
Aon Corp.	8,260	377,812
Aspen Insurance Holdings Ltd.	6,173	185,499
Berkshire Hathaway, Inc., “B” (a)	620	50,685
Brasil Insurance Paticipaco e Administracao S.A. (a)	100	113,021
Catlin Group Ltd.	9,053	53,656
China Pacific Insurance (Group) Co. Ltd	29,600	116,919
Chubb Corp.	4,110	238,092
Employers Holdings, Inc.	5,890	98,893
Endurance Specialty Holdings Ltd.	1,348	62,669
Euler Hermes (a)	542	49,808
Everest Re Group Ltd.	350	29,498
Genworth Financial, Inc. (a)	4,500	61,065

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hiscox Ltd.	39,221	$236,352
ING Groep N.V. (a)	42,484	484,182
Jardine Lloyd Thompson Group PLC	7,980	81,170
MetLife, Inc.	12,720	582,194
Muenchener Ruckversicherungs-Gesellschaft AG	872	136,582
Prudential Financial, Inc.	14,810	910,963
SNS REAAL Groep N.V. (a)	22,031	109,434
Storebrand A.S.A. (a)	23,928	188,262
Swiss Reinsurance Co.	6,962	397,881
Symetra Financial Corp.	3,490	46,173
Travelers Cos., Inc.	10,826	609,071
Unum Group	1,910	47,635
Validus Holdings Ltd.	4,689	142,546
Zurich Financial Services AG	537	146,708

		$7,528,584

Internet – 0.8%
Demand Media, Inc. (a)	350	$7,098
Google, Inc., “A” (a)	2,003	1,202,521
GSI Commerce, Inc. (a)	3,140	72,346
OpenTable, Inc. (a)	1,290	101,420
Shutterfly, Inc. (a)	3,580	119,178
TechTarget, Inc. (a)	5,670	41,675
Yahoo Japan Corp.	190	71,644

		$1,615,882

Leisure & Toys – 0.5%
Activision Blizzard, Inc.	15,410	$173,979
Electronic Arts, Inc. (a)	2,190	34,142
Hasbro, Inc.	8,410	370,797
Sankyo Co. Ltd.	2,900	160,787
Shimano, Inc.	1,800	89,769
THQ, Inc. (a)	11,780	68,442
Ubisoft Entertainment S.A. (a)	8,330	97,752
Whistler Blackcomb Holdings, Inc.	1,000	12,214
Whistler Blackcomb Holdings, Inc. (z)	3,140	38,350

		$1,046,232

Machinery & Tools – 2.1%
ASSA ABLOY AB, “B”	3,027	$82,367
Beml Ltd.	2,191	41,524
Cummins, Inc.	4,130	437,284
Douglas Dynamics, Inc.	1,210	17,642
Eaton Corp.	2,644	285,446
Finning International, Inc.	8,170	237,753
Flowserve Corp.	2,370	296,226
GEA Group AG	7,602	216,752
GLORY Ltd.	11,500	274,727
Kennametal, Inc.	3,840	155,904
Kone Oyj, “B”	2,593	141,227
MAN SE	2,694	311,456
Neopost S.A.	1,649	149,258
Polypore International, Inc. (a)	4,620	222,453
Regal Beloit Corp.	1,610	107,451
Schindler Holding AG	1,819	203,096
Sinotruk (Hong Kong) Ltd.	69,000	64,062

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Timken Co.	8,921	$419,465
Union Tool Co.	6,000	146,912
United Rentals, Inc. (a)	2,640	70,356
WABCO Holdings, Inc. (a)	2,620	153,008

		$4,034,369

Major Banks – 4.9%
Bank of America Corp.	83,780	$1,150,299
Bank of China Ltd.	194,000	100,470
Bank of New York Mellon Corp.	20,670	645,524
Barclays PLC	48,555	228,472
BNP Paribas	6,105	456,383
BOC Hong Kong Holdings Ltd.	29,500	94,842
Credit Suisse Group AG	8,935	399,519
Erste Group Bank AG	6,140	307,681
Goldman Sachs Group, Inc.	5,620	919,544
HSBC Holdings PLC	93,495	1,019,300
JPMorgan Chase & Co. (s)	34,790	1,563,463
Julius Baer Group Ltd.	7,271	329,044
KBC Group N.V. (a)	2,387	95,610
KeyCorp	11,950	106,355
Mitsubishi UFJ Financial Group, Inc.	21,300	110,349
PNC Financial Services Group, Inc.	1,810	108,600
Standard Chartered PLC	7,056	184,120
State Street Corp.	4,235	197,859
Sumitomo Mitsui Financial Group, Inc.	11,200	380,323
SunTrust Banks, Inc.	3,950	120,199
UniCredito Italiano S.p.A.	21,402	53,008
Wells Fargo & Co.	17,060	553,085
Westpac Banking Corp.	13,020	299,569

		$9,423,618

Medical & Health Technology & Services – 2.1%
Allscripts Healthcare Solutions, Inc. (a)	3,460	$73,041
Amedisys, Inc. (a)	1,850	63,065
AmerisourceBergen Corp.	4,500	161,370
Brookdale Senior Living, Inc. (a)	5,500	120,175
Cerner Corp. (a)	3,230	319,285
DaVita, Inc. (a)	1,160	85,666
Diagnosticos da America S.A.	23,800	289,121
Express Scripts, Inc. (a)	860	48,444
Fleury S.A.	3,900	58,490
Fresenius Medical Care AG & Co. KGaA	1,969	115,207
Gentiva Health Services, Inc. (a)	2,740	63,075
Hanger Orthopedic Group, Inc. (a)	1,780	36,579
Healthcare Services Group, Inc.	1,925	30,492
Hogy Medical Co. Ltd.	1,600	73,099
IDEXX Laboratories, Inc. (a)	3,060	219,402
Kobayashi Pharmaceutical Co. Ltd.	2,000	93,762
LifePoint Hospitals, Inc. (a)	1,460	51,392
Lincare Holdings, Inc.	1,140	30,837
McKesson Corp.	3,310	248,813
Medco Health Solutions, Inc. (a)	5,000	305,100
MEDNAX, Inc. (a)	1,820	120,393
Miraca Holdings, Inc.	14,500	555,586

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Patterson Cos., Inc.	8,220	$271,753
Quest Diagnostics, Inc.	3,110	177,115
RHÖN-KLINIKUM AG	10,220	237,876
Stericycle, Inc. (a)	2,070	162,474
VCA Antech, Inc. (a)	1,640	37,589

		$4,049,201

Medical Equipment – 2.2%
Becton, Dickinson & Co.	2,640	$218,988
C.R. Bard, Inc.	810	76,423
Cochlear Ltd.	2,589	199,600
Covidien PLC	6,110	290,042
DENTSPLY International, Inc.	1,880	66,702
DexCom, Inc. (a)	3,290	46,405
DIASORIN S.p.A.	2,846	136,186
Edwards Lifesciences Corp. (a)	1,480	124,749
Essilor International S.A.	1,438	96,129
Heartware International, Inc. (a)	360	33,484
Intuitive Surgical, Inc. (a)	170	54,895
Masimo Corp.	1,770	53,056
Medtronic, Inc.	18,180	696,658
NxStage Medical, Inc. (a)	500	12,020
Orthofix International N.V. (a)	1,780	50,908
Pall Corp.	390	21,610
PerkinElmer, Inc.	3,190	81,600
ResMed, Inc. (a)	2,770	87,227
Smith & Nephew PLC	10,419	115,826
Sonova Holding AG	2,335	293,112
St. Jude Medical, Inc. (a)	6,540	264,870
Synthes, Inc.	2,498	329,715
Thermo Fisher Scientific, Inc. (a)	10,120	579,572
Volcano Corp. (a)	690	18,119
Waters Corp. (a)	1,270	97,015
Zimmer Holdings, Inc. (a)	1,500	88,740
Zoll Medical Corp. (a)	840	34,734

		$4,168,385

Metals & Mining – 1.7%
Alcoa, Inc.	9,364	$155,161
BHP Billiton Ltd.	9,339	415,039
BHP Billiton PLC	11,645	443,954
Cameco Corp.	2,310	95,796
Cliffs Natural Resources, Inc.	2,640	225,614
Freeport-McMoRan Copper & Gold, Inc.	737	80,149
Globe Specialty Metals, Inc.	1,720	31,579
Iluka Resources Ltd.	35,399	304,041
Inmet Mining Corp.	2,398	178,769
Maanshan Iron & Steel Co. Ltd.	218,000	121,088
Steel Dynamics, Inc.	1,540	28,028
Teck Resources Ltd., “B”	4,470	270,882
Teck Resources Ltd., “B”	10,827	655,772
Usinas Siderurgicas de Minas Gerais S.A., ADR	12,930	155,677
Voestalpine AG	1,932	86,696

		$3,248,245

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.4%
AGL Resources, Inc.	4,780	$175,426
MDU Resources Group, Inc.	1,440	30,571
NiSource, Inc.	6,540	121,775
NorthWestern Corp.	1,500	42,360
Questar Corp.	2,712	47,270
Spectra Energy Corp.	1,970	51,673
Tokyo Gas Co. Ltd.	50,000	217,931

		$687,006

Natural Gas - Pipeline – 0.1%
Enagas S.A.	6,871	$144,921

Network & Telecom – 1.8%
Acme Packet, Inc. (a)	2,620	$140,904
Ciena Corp. (a)	9,120	200,914
Cisco Systems, Inc. (a)	45,770	968,034
Ericsson, Inc., “B”	24,063	296,607
F5 Networks, Inc. (a)	4,520	489,878
Fortinet, Inc. (a)	4,790	184,176
Juniper Networks, Inc. (a)	6,380	236,826
Nokia Oyj	7,037	75,343
Polycom, Inc. (a)	6,930	303,881
QUALCOMM, Inc.	3,230	174,840
Riverbed Technology, Inc. (a)	2,410	86,447
Tellabs, Inc.	7,770	41,181
Velti PLC	3,130	44,509
Vtech Holdings Ltd.	12,100	134,829

		$3,378,369

Oil Services – 1.8%
Cameron International Corp. (a)	7,360	$392,288
Dresser-Rand Group, Inc. (a)	10,880	499,718
Ensco International PLC, ADR	1,600	86,944
Halliburton Co.	11,160	502,200
National Oilwell Varco, Inc.	3,100	229,090
Noble Corp.	1,240	47,430
Saipem S.p.A.	3,966	198,414
Schlumberger Ltd.	7,570	673,654
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	2,481	203,812
Transocean, Inc. (a)	2,740	219,008
Weatherford International Ltd. (a)	17,500	415,100

		$3,467,658

Other Banks & Diversified Financials – 3.4%
Aeon Credit Service Co. Ltd.	10,200	$142,808
Akbank T.A.S.	20,860	98,072
American Express Co.	10,093	437,834
Anglo Irish Bank Corp. PLC (a)	10,470	0
Associated Banc-Corp.	7,940	111,001
Banco Santander Brasil S.A., ADR	28,460	330,136
BankUnited, Inc. (a)	4,190	117,320
Canadian Western Bank	1,620	47,952
Capital One Financial Corp.	10,560	508,570
Cathay General Bancorp, Inc.	13,130	227,280
Chiba Bank Ltd.	39,000	242,381
China Construction Bank	213,420	186,918

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
CIT Group, Inc. (a)	770	$36,721
Citigroup, Inc. (a)	163,710	789,082
Discover Financial Services	5,730	117,981
DnB NOR A.S.A.	7,980	109,847
Fifth Third Bancorp	2,440	36,283
First Interstate BancSystem, Inc.	3,660	47,543
Hachijuni Bank Ltd.	9,000	51,535
HDFC Bank Ltd.	1,174	52,353
HDFC Bank Ltd., ADR	630	90,978
Housing Development Finance Corp. Ltd.	9,082	124,301
ICICI Bank Ltd.	4,999	111,853
Joyo Bank Ltd.	11,000	48,452
Jyske Bank (a)	3,079	138,271
Komercni Banka A.S.	402	96,021
Marshall & Ilsley Corp.	10,380	72,556
MasterCard, Inc., “A”	3,030	716,625
Metro Bancorp, Inc. (a)	3,980	47,879
PacWest Bancorp	2,420	47,747
People’s United Financial, Inc.	5,160	66,616
PT Bank Rakyat Indonesia (Persero) Tbk	139,500	75,320
Sapporo Hokuyo Holdings, Inc.	8,300	40,185
Sterling Bancshares, Inc.	9,060	80,362
Sydbank A/S (a)	924	26,679
TCF Financial Corp.	20,860	311,648
TISCO Financial Group Public Co. Ltd.	62,700	67,174
Unione di Banche Italiane S.c.p.A.	4,389	45,460
United Overseas Bank Ltd.	6,000	93,084
Visa, Inc., “A”	1,310	91,504
Zions Bancorporation	14,350	338,373

		$6,422,705

Pharmaceuticals – 3.6%
Abbott Laboratories	19,508	$880,981
Allergan, Inc.	1,938	136,842
Auxilium Pharmaceuticals, Inc. (a)	820	18,606
Bayer AG	7,657	564,646
Bristol-Myers Squibb Co.	470	11,835
Endo Pharmaceuticals Holdings, Inc. (a)	1,914	63,583
Genomma Lab Internacional S.A., “B” (a)	45,600	115,475
GlaxoSmithKline PLC	18,724	338,471
Hisamitsu Pharmaceutical Co., Inc.	1,200	48,392
Hospira, Inc. (a)	1,850	102,176
Johnson & Johnson	15,800	944,366
Merck & Co., Inc.	1,610	53,404
Merck KGaA	788	67,431
Mylan, Inc. (a)	5,100	118,116
Novo Nordisk A/S, “B”	989	111,443
Pfizer, Inc.	57,869	1,054,373
Roche Holding AG	5,965	907,388
Sanofi-Aventis S.A.	8,850	604,334
Santen Pharmaceutical Co. Ltd.	8,900	319,437
Teva Pharmaceutical Industries Ltd., ADR	6,850	374,353

		$6,835,652

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.2%
Republic Services, Inc.	9,210	$284,036
Waste Connections, Inc.	4,175	120,950

		$404,986

Precious Metals & Minerals – 0.2%
Coeur d’Alene Mines Corp. (a)	4,100	$95,858
Newcrest Mining Ltd.	5,310	198,628
Stillwater Mining Co. (a)	3,490	75,663

		$370,149

Printing & Publishing – 0.3%
Lamar Advertising Co., “A” (a)	4,230	$155,833
Moody’s Corp.	11,930	350,384
Nielsen Holdings B.V. (a)	2,510	65,436
United Business Media	4,114	46,295

		$617,948

Railroad & Shipping – 0.5%
Aegean Marine Petroleum Network, Inc.	8,570	$93,413
Canadian National Railway Co.	3,810	258,699
East Japan Railway Co.	3,200	211,113
Kansas City Southern Co. (a)	6,280	313,874
Union Pacific Corp.	1,740	164,656

		$1,041,755

Real Estate – 0.7%
Annaly Mortgage Management, Inc., REIT	16,450	$293,302
Ascendas Real Estate Investment Trust, REIT	61,000	100,039
Chesapeake Lodging Trust, REIT	1,340	24,522
Deutsche Wohnen AG (a)	7,725	105,576
Entertainment Properties Trust, REIT	2,840	130,725
Host Hotels & Resorts, Inc., REIT	4,079	75,502
Jones Lang LaSalle, Inc.	2,420	214,509
Kilroy Realty Corp., REIT	2,950	112,513
Mack-Cali Realty Corp., REIT	2,143	75,048
Pebblebrook Hotel Trust, REIT	1,450	29,812
Sun Hung Kai Properties Ltd.	5,000	83,091
Walter Investment Management Corp., REIT	5,450	98,645

		$1,343,284

Restaurants – 0.6%
Brinker International, Inc.	4,633	$109,014
McDonald’s Corp.	8,950	659,347
P.F. Chang’s China Bistro, Inc.	6,260	288,210
Peet’s Coffee & Tea, Inc. (a)	630	24,041
Red Robin Gourmet Burgers, Inc. (a)	2,840	58,618
Wendy’s/Arby’s Group, Inc., “A”	9,930	47,962
YUM! Brands, Inc.	470	21,977

		$1,209,169

Special Products & Services – 0.0%
PICO Holdings, Inc. (a)	860	$26,643

Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	2,120	$184,970
Airgas, Inc.	6,430	402,968
Akzo Nobel N.V.	8,780	549,186
Chugoku Marine Paints Ltd.	3,000	26,587

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Cytec Industries, Inc.	930	$50,722
Elementis PLC	64,510	134,233
FMC Corp.	1,180	89,751
L’Air Liquide S.A.	880	109,919
Linde AG	3,451	502,970
Nippon Paint Co. Ltd.	3,000	23,328
Praxair, Inc.	1,240	115,370
Rockwood Holdings, Inc. (a)	3,810	154,648
Shin-Etsu Chemical Co. Ltd.	5,100	286,412
Symrise AG	9,831	278,288

		$2,909,352

Specialty Stores – 2.1%
Abc-Mart, Inc.	1,700	$61,803
Abercrombie & Fitch Co., “A”	6,520	328,673
Advance Auto Parts, Inc.	710	45,397
Amazon.com, Inc. (a)	1,330	225,621
Best Buy Co., Inc.	2,520	85,680
Blue Nile, Inc. (a)	1,100	62,535
Citi Trends, Inc. (a)	5,090	116,561
Dick’s Sporting Goods, Inc. (a)	6,100	220,149
Esprit Holdings Ltd.	76,232	361,280
hhgregg, Inc. (a)	4,270	78,269
Industria de Diseno Textil S.A.	2,559	193,367
Kingfisher PLC	33,680	135,955
Limited Brands, Inc.	18,119	529,800
Lowe’s Cos., Inc.	4,110	101,928
Monro Muffler Brake, Inc.	1,570	51,936
Nitori Co. Ltd.	1,050	87,884
PetSmart, Inc.	3,859	155,286
Ross Stores, Inc.	2,910	189,732
Sally Beauty Holdings, Inc. (a)	3,810	50,140
Staples, Inc.	22,660	505,545
Tiffany & Co.	650	37,785
Tractor Supply Co.	3,000	153,930
Travis Perkins PLC	7,149	115,890
Urban Outfitters, Inc. (a)	5,980	202,244

		$4,097,390

Telecommunications - Wireless – 1.1%
KDDI Corp.	81	$456,230
MetroPCS Communications, Inc. (a)	7,939	102,651
MTN Group Ltd.	5,557	95,067
NII Holdings, Inc. (a)	1,620	68,008
Philippine Long Distance Telephone Co.	1,815	100,811
SBA Communications Corp. (a)	3,650	148,920
Sprint Nextel Corp. (a)	4,630	20,928
Vivo Participacoes S.A., ADR	6,855	233,344
Vodafone Group PLC	343,153	963,863

		$2,189,822

Telephone Services – 1.9%
American Tower Corp., “A” (a)	10,950	$556,917
AT&T, Inc.	32,090	883,117
Bezeq Israeli Telecommunication Corp. Ltd.	6,860	18,371
China Unicom Ltd.	230,000	379,395

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Crown Castle International Corp. (a)	1,080	$45,544
Frontier Communications Corp.	7,440	68,225
Portugal Telecom, SGPS, S.A.	2,017	23,363
PT XL Axiata Tbk (a)	69,000	40,193
Qwest Communications International, Inc.	70,180	500,383
Royal KPN N.V.	29,504	465,153
TDC A/S (a)	3,285	27,911
Telecom Italia S.p.A.	45,936	65,283
Telecom Italia S.p.A.	113,476	134,935
Telefonica S.A.	2,580	64,802
Verizon Communications, Inc.	7,510	267,506

		$3,541,098

Tobacco – 1.6%
Altria Group, Inc.	28,345	$666,391
British American Tobacco PLC	7,282	268,871
Japan Tobacco, Inc.	87	326,462
Philip Morris International, Inc.	21,311	1,219,842
Reynolds American, Inc.	6,880	218,853
Swedish Match AB	12,230	352,129

		$3,052,548

Trucking – 0.9%
Deutsche Post AG	4,260	$78,098
Expeditors International of Washington, Inc.	7,600	385,092
FedEx Corp.	940	84,901
Landstar System, Inc.	4,630	191,821
Swift Transportation Co. (a)	8,250	117,893
TNT N.V.	1,963	53,121
United Parcel Service, Inc., “B”	5,190	371,708
Yamato Holdings Co. Ltd.	27,500	416,487

		$1,699,121

Utilities - Electric Power – 1.8%
AES Corp. (a)	4,120	$51,088
American Electric Power Co., Inc.	4,470	159,490
CenterPoint Energy, Inc.	4,320	69,768
CEZ AS	2,847	134,202
Cheung Kong Infrastructure Holdings Ltd.	13,000	61,994
CMS Energy Corp.	20,860	406,770
Constellation Energy Group, Inc.	4,700	151,575
Dominion Resources, Inc.	1,480	64,439
DTE Energy Co.	950	43,947
E.ON AG	3,648	121,620
EDP Renovaveis S.A. (a)	3,246	19,288
Energias de Portugal S.A.	70,548	271,034
Entergy Corp.	1,980	142,897
Fortum Oyj	3,804	117,186
Integrys Energy Group, Inc.	2,020	96,132
Northeast Utilities	3,230	106,332
NRG Energy, Inc. (a)	12,261	254,416
NV Energy, Inc.	2,590	37,218
OGE Energy Corp.	850	39,007
PG&E Corp.	10,370	479,924
PPL Corp.	1,630	42,038
Public Service Enterprise Group, Inc.	6,200	201,066

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Red Electrica de Espana	2,021	$103,128
Tractebel Energia S.A.	4,430	68,565
Tractebel Energia S.A., ADR	5,626	86,922
Wisconsin Energy Corp.	980	59,084

		$3,389,130

Total Common Stocks		$167,398,211

Convertible Preferred Stocks – 0.2%
Automotive – 0.0%
General Motors Co., 4.75%	820	$44,534

Energy - Independent – 0.1%
Apache Corp., 6%	1,560	$102,086

Utilities - Electric Power – 0.1%
PPL Corp., 9.5%	2,710	$147,153

Total Convertible Preferred Stocks		$293,773

Convertible Bonds – 0.0%
Telephone Services – 0.0%
Virgin Media, Inc., 6.5%, 2016	$26,000	$40,560

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased – 0.0%
USD Currency - May 2011 @ AUD 1.07	$3,981,000	$40,735

Put Options Purchased – 0.0%
USD Currency - April 2011 @ AUD 1.08	$4,083,000	$21,313

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 4.2%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	8,086,266	$8,086,266

Total Investments		$175,880,858

Securities Sold Short – 0.0%
Electrical Equipment – 0.0%
Emerson Electric Co.	(1,200)	$(70,656)

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Written – 0.0%
USD Currency - April 2011 @ AUD 0.98	$(4,083,000)	$(35,863)

Put Options Written – 0.0%
USD Currency - May 2011 @ AUD 1.00	$(3,981,000)	$(69,413)

Other Assets, Less Liabilities – 8.1%		15,424,491

Net Assets – 100.0%		$191,129,417

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At January 31, 2011, the value of securities pledged amounted to $581,588.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Diversified Target Return Fund

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
Whistler Blackcomb Holdings, Inc.	11/02/10	$37,324	$38,350
% of Net Assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$110,195,845	$—	$—	$110,195,845
United Kingdom	11,104,920	—	—	11,104,920
Japan	2,444,920	7,270,516	—	9,715,436
Switzerland	5,077,014	—	—	5,077,014
France	4,874,626	—	—	4,874,626
Germany	4,432,095	—	—	4,432,095
Netherlands	2,543,920	—	—	2,543,920
Canada	2,358,831	38,350	—	2,397,181
Brazil	2,083,054	—	—	2,083,054
Other Countries	9,468,680	5,799,213	—	15,267,893
Corporate Bonds	—	40,560	—	40,560
Purchased Currency Options	—	62,048	—	62,048
Mutual Funds	8,086,266	—	—	8,086,266

Total Investments	$162,670,171	$13,210,687	$—	$175,880,858

Short Sales	$(70,656)	$—	$—	$(70,656)

Other Financial Instruments
Futures	$(2,771,630)	$(597,043)	$—	$(3,368,673)
Swaps	—	1,900,960	—	1,900,960
Forward Currency Contracts	—	(3,980)	—	(3,980)
Written Options	—	(105,276)	—	(105,276)

For further information regarding security characteristics, see the Portfolio of Investments. At 1/31/11, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at October 31, 2010.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$142,180,845

Gross unrealized appreciation	$34,266,835
Gross unrealized depreciation	(566,822)

Net unrealized appreciation (depreciation)	$33,700,013

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	HKD	JPMorgan Chase Bank N.A.	11,640,000	4/20/11	$1,498,170	$1,494,152	$4,018
BUY	KRW	JPMorgan Chase Bank N.A.	20,022,000,000	2/22/11	17,635,289	17,833,816	198,527
BUY	MXN	JPMorgan Chase Bank N.A.	229,830,000	3/22/11	18,458,922	18,870,729	411,807
BUY	MYR	JPMorgan Chase Bank N.A.	18,668,000	2/22/11	5,961,004	6,089,978	128,974
BUY	PLN	JPMorgan Chase Bank N.A.	25,405,000	3/22/11	8,436,852	8,813,333	376,481
BUY	SEK	JPMorgan Chase Bank N.A.	73,550,000	2/22/11	10,707,654	11,395,360	687,706
BUY	SGD	JPMorgan Chase Bank N.A.	14,650,000	4/20/11	11,366,501	11,452,082	85,581
SELL	TRY	Goldman Sachs International	4,679,420	3/22/11	2,980,000	2,897,362	82,638
BUY	TWD	JPMorgan Chase Bank N.A.	360,700,000	2/22/11	11,979,236	12,427,290	448,054

							$2,423,786

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	21,685,000	3/22/11	$21,311,152	$21,483,113	$(171,961)
SELL	BRL	JPMorgan Chase Bank N.A.	1,560,000	2/22/11	890,411	931,640	(41,229)
SELL	CAD	Goldman Sachs International	4,115,000	2/22/11	4,058,065	4,108,085	(50,020)
SELL	CAD	JPMorgan Chase Bank N.A.	10,135,000	2/22/11	10,015,505	10,117,969	(102,464)
SELL	CHF	JPMorgan Chase Bank N.A.	3,385,000	4/20/11	3,507,732	3,588,352	(80,620)
SELL	CNY	JPMorgan Chase Bank N.A.	7,125,000	2/22/11	1,077,097	1,078,565	(1,468)
SELL	EUR	JPMorgan Chase Bank N.A.	35,960,000	3/22/11	48,123,830	49,205,866	(1,082,036)
SELL	GBP	Goldman Sachs International	6,340,000	4/20/11	10,036,220	10,149,854	(113,634)
SELL	JPY	JPMorgan Chase Bank N.A.	401,900,000	3/22/11	4,804,554	4,898,121	(93,567)
SELL	NZD	JPMorgan Chase Bank N.A.	32,430,000	4/20/11	24,681,500	24,877,810	(196,310)
BUY	TRY	JPMorgan Chase Bank N.A.	12,970,000	3/22/11	8,518,816	8,030,650	(488,166)
SELL	TWD	JPMorgan Chase Bank N.A.	29,600,000	2/22/11	1,013,525	1,019,816	(6,291)

							$(2,427,766)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	124	$6,801,171	February-2011	$10,810
DAX Index (Long)	EUR	88	21,374,075	March-2011	299,067
Hang Seng Index (Short)	HKD	31	4,633,070	February-2011	123,225
MSCI Singapore Free Index (Short)	SGD	26	1,530,835	February-2011	7,864
Nikkei 225 Index (Long)	JPY	74	9,207,763	March-2011	61,374
OMX Index (Short)	SEK	167	2,971,208	February-2011	82,837
SPI 200 Index (Short)	AUD	14	1,651,525	March-2011	13,314

					$598,491

Liability Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	70	$6,895,724	February-2011	$(42,125)
Canadian S&P/TSX 60 Index (Short)	CAD	14	2,174,624	March-2011	(65,152)
DJ Euro Stoxx 50 (Short)	EUR	236	9,580,490	March-2011	(371,066)
E-mini NASDAQ-100 Future (Short)	USD	38	1,732,800	March-2011	(49,324)
E-mini S&P MidCap 400 (Short)	USD	240	22,154,400	March-2011	(646,320)
FTSE/MIB Index (Short)	EUR	17	2,569,039	March-2011	(152,490)
FTSE 100 Index (Long)	GBP	20	1,868,718	March-2011	(2,049)
IBEX 35 (Short)	EUR	93	13,741,556	February-2011	(296,214)
Russell 2000 Index Mini (Short)	USD	87	6,787,740	March-2011	(57,246)
S&P 500 Future (Short)	USD	168	53,860,800	March-2011	(1,953,588)
Topix Index (Short)	JPY	93	10,283,522	March-2011	(331,590)

					$(3,967,164)

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

Swap Agreements at 1/31/11

Expiration	Notional Amount		Counterparty			Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
12/21/20	USD	23,340,000	Deutsche Bank			3.435% (fixed rate)	3-Month LIBOR	$66,542
12/21/40	USD	5,799,200	Deutsche Bank			3-Month LIBOR	4.144% (fixed rate)	134,121

								$200,663

Credit Default Swaps
6/20/14	EUR	8,300,000	Merrill Lynch International	(a	)	1.85% (fixed rate)	(1)	$422,049
6/20/14	USD	4,166,400	Merrill Lynch International	(b	)	1.00% (fixed rate)	(2)	56,398
6/20/14	USD	7,737,600	Deutsche Bank	(c	)	1.00% (fixed rate)	(2)	104,740
6/20/15	EUR	12,550,000	Merrill Lynch International	(d	)	1.00% (fixed rate)	(3)	88,231
6/20/15	USD	2,800,000	Merrill Lynch International	(e	)	1.00% (fixed rate)	(4)	29,905
6/20/15	USD	16,500,000	JPMorgan Chase Bank	(f	)	5.00% (fixed rate)	(5)	917,515
6/20/15	USD	2,900,000	Morgan Stanley Capital Services, Inc.	(g	)	5.00% (fixed rate)	(5)	161,260

								$1,780,098

								$1,980,761

Liability Derivatives
Interest Rate Swaps
12/21/15	USD	21,242,000	Deutsche Bank			3-Month LIBOR	2.175% (fixed rate)	$(79,801)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE 11 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.12 Index, a BBB + rated credit default index. The fund entered into the contract to manage market/sector exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the iTraxx EUROPE13 Index, an A- rated credit default index. The fund entered into the contract to manage market/sector exposure.
(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.14 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.14 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums received by the fund amounted to $21,588.
(b)	Net unamortized premiums received by the fund amounted to $98,411.
(c)	Net unamortized premiums received by the fund amounted to $72,627.
(d)	Net unamortized premiums paid by the fund amounted to $30,448.
(e)	Net unamortized premiums paid by the fund amounted to $4,936.
(f)	Net unamortized premiums received by the fund amounted to $392,009.
(g)	Net unamortized premiums received by the fund amounted to $63,074.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments used by the fund during the period include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the year period ended January 31, 2011:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	125.73%	102.08%	61.05%	(0.03)%
Notional Amount Outstanding as of January 31, 2011	118.80%	94.10%	59.16%	(0.02)%

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2010.

		Fair Value
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$598,491	$(3,967,164)
Interest Rate Contracts	Interest Rate Swaps	200,663	(79,801)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	2,423,786	(2,427,766)
Foreign Exchange Contracts	Purchased Currency Options	62,048	—
Foreign Exchange Contracts	Written Currency Options	—	(105,276)
Credit Contracts	Credit Default Swaps	1,780,098	—
Other Contracts		—	—

Total		$5,065,086	$(6,580,007)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received	Par Amount of Contracts	Premiums Received
Outstanding, beginning of period	—	$—	34,519,000	$469,380
Options written	19	347	8,064,000	103,035
Options closed	—	—	(26,300,000)	(372,145)
Options exercised	—	—	—	—
Options expired	(19)	(347)	(8,219,000)	(97,235)

Outstanding, end of period	—	$—	8,064,000	$103,035

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of continuous linked settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions.

MFS Diversified Target Return Fund

Supplemental Information (Unaudited) 1/31/11 - continued

(3) Derivative Contracts at 1/31/11 - continued

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position, if any, as of January 31, 2011 is disclosed in note 3 herein. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At January 31, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,015,059	53,835,418	(55,764,211)	8,086,266

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,643	$8,086,266

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011, are as follows:

United States	30.0%
Germany	23.7%
United Kingdom	6.8%
Spain	(6.8)%
France	6.1%
Netherlands	5.0%
Japan	4.5%
Switzerland	2.7%
Hong Kong	(1.6)%
Other Countries	29.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President
(Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.